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April 21, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

  Re:
  Hexcel Corporation
  Registration Statement on Form S-4

Ladies and Gentlemen:

        On behalf of Hexcel Corporation, we hereby electronically transmit, pursuant to Regulation S-T, the initial filing of the Registration Statement of the Company on Form S-4 (the "Registration Statement") for filing under the Securities Act of 1933, as amended.

        Hexcel is filing the Registration Statement in order to register $225,000,000 aggregate principal amount of its 6.75% Senior Subordinated Notes due 2015 (the "Exchange Notes"). The Exchange Notes will be offered to existing holders of Hexcel's 6.75% Senior Subordinated Notes due 2015, which were previously issued by Hexcel on February 1, 2005.

        Attached as Exhibit A hereto is a supplemental letter from Hexcel which contains the supplemental representations outlined in the Morgan Stanley & Co. Inc. and Shearman & Sterling no-action letters and states that Hexcel is registering the Exchange Offer in reliance on the Staff's position set forth in the Exxon Capital Holdings Corp., Morgan Stanley & Co. Inc. and Shearman & Sterling no-action letters.

        Please note that the amount of $26,482.50 has been sent by wire transfer to the SEC in payment of the applicable registration fee.

        Please call me at 212-735-7886 should you have any questions or require any additional information.

Very truly yours,
/s/ Thomas W. Greenberg
Attachment

Exhibit A

HEXCEL CORPORATION
Two Stamford Plaza
281 Tresser Boulevard
Stamford, Connecticut 06901-3238

April 21, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:
  Supplemental Letter With Respect to
  Hexcel Corporation's Registration Statement on Form S-4

Dear Sir or Madam:

        Hexcel Corporation (the "Company") is registering an exchange offer pursuant to its Registration Statement on Form S-4 (the "Exchange Offer") in reliance on the staff of the Securities and Exchange Commission's position enunciated in Exxon Capital Holdings Corporation (available April 13, 1989), Morgan Stanley & Co. Incorporated (available June 5, 1991) and Shearman & Sterling (available July 2, 1993). The Company represents as follows:

        1.     The Company has not entered into any arrangement or understanding with any person to distribute the 6.75% Senior Secured Notes due 2015 to be received in the Exchange Offer (the "Exchange Notes") and, to the best of the Company's information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer.

        2.     In this regard, the Company will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if such person is participating in the Exchange Offer for the purpose of distributing the Exchange Notes to be acquired in the Exchange Offer, such person (i) cannot rely on the staff position enunciated in Exxon Capital Holdings Corporation (available April 13, 1989) or interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the "Securities Act"), in connection with a secondary resale transaction.

        3.     The Company acknowledges that such a secondary resale transaction by such person participating in the Exchange Offer for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K under the Securities Act.

        4.     The Company will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any broker-dealer who holds Original Notes (as defined in the Exchange Offer prospectus) acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Original Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act (as described in Shearman & Sterling (available July 2, 1993)) in connection with any resale of such Exchange Notes.

        5.     The Company will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer the following additional provisions:

  (a)
  If the exchange offeree is not a broker-dealer, an acknowledgment that it is not engaged in, and does not intend to engage in, a distribution of the Exchange Notes.

  (b)
  If the exchange offeree is a broker-dealer holding Original Notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgment that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Notes received in respect of such Original Notes pursuant to the Exchange Offer; and a statement to the effect that by so acknowledging and by delivering a prospectus, such broker-dealer will not be deemed to admit that it is an "underwriter" within the meaning of the Securities Act.

Very truly yours,
HEXCEL CORPORATION
By	/s/ IRA J. KRAKOWER Name: Ira J. Krakower Title: Senior Vice President, General Counsel and Secretary

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HEXCEL CORPORATION Two Stamford Plaza 281 Tresser Boulevard Stamford, Connecticut 06901-3238 April 21, 2005